Income Taxes (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Undistributed profits (in Pesos)	$ 261,469	$ 252,164	$ 241,977
Unrecognized deferred income tax liabilities (in Pesos)	$ 78,441	$ 75,649	$ 72,593
Peru [Member]
Income Taxes [Line Items]
Tax rate	29.50%	29.50%	29.50%
Mexico [Member]
Income Taxes [Line Items]
Tax rate	30.00%	30.00%	30.00%
Guatemala [Member]
Income Taxes [Line Items]
Tax rate	25.00%	25.00%	25.00%
Ecuador [Member]
Income Taxes [Line Items]
Tax rate	25.00%	25.00%	25.00%
United States [Member]
Income Taxes [Line Items]
Tax rate	21.00%	21.00%	21.00%
Colombia [Member]
Income Taxes [Line Items]
Tax rate	25.00%	25.00%	25.00%